Investment Accounted for Using the Equity Method (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Investments Accounted For Using Equity Method [Line Items]
Balance, beginning of the period	$ 103,821	$ 0
Additions
Initial investments in Coinsquare	0	45,026
Step up investments in Coinsquare	0	59,073
Share of loss in investment accounted for using the equity method:
Share of investee's loss	(23,496)	(278)
Gain from dilution of interest in associate	2,927	0
Impairment	(58,263)	0
Balance, end of the period	$ 24,989	$ 103,821